SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 12. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events,” which establishes the standards for accounting for events occurring after the balance sheet date but before the consolidated financial statements are issued, the Company evaluated all events and transactions that occurred after September 30, 2025, through the date the audited consolidated financial statements were available to be issued. Based on this evaluation, management identified the following subsequent events requiring disclosure:

Redomiciliation to Delaware

On October 2, 2025, the Company completed its redomiciliation from the British Virgin Islands to the State of Delaware through a statutory continuation. The redomiciliation is legally effective, and the Company now exists as UMeWorld Inc., a Delaware corporation. As of the date the consolidated financial statements were available to be issued, the related corporate actions remain under review by FINRA solely for purposes of processing the required updates to the Company’s public market information.

Tax Implications of Redomiciliation

The redomiciliation resulted in the Company becoming a U.S. tax resident for U.S. federal and applicable state income tax purposes on a prospective basis beginning October 2, 2025. The redomiciliation did not create a taxable event for the Company or its shareholders under applicable laws, and no deferred tax assets or liabilities were recognized in connection with the transition. Beginning October 2, 2025, the Company will be required to file U.S. corporate income tax returns and comply with U.S. federal and state tax reporting requirements.

Acquisition of Hong Kong and PRC Subsidiaries

On October 16, 2025, the Company acquired Dagola Hong Kong Limited and its wholly owned subsidiary, Guangzhou Duokanglong Special Medical Nutrition Technology Co., Ltd., through an equity transfer. Both entities were newly formed and had no business operations as of the acquisition date. Following the transfer, Dagola Hong Kong Limited and Duokanglong Special Medical Nutrition Technology Co., Ltd. became wholly owned subsidiaries of the Company.

No Other Material Subsequent Events

Management has determined that, other than the matters described above, no other subsequent events occurred that would require adjustment to, or disclosure in, the consolidated financial statements.